SUPPLEMENTARY INFORMATION RELATING TO THE NATURE OF EXPENSES (Tables)	12 Months Ended
Dec. 31, 2017
Analysis of income and expense [abstract]
Disclosure of selling, general and administrative expense	Selling, general and administrative expenses:

	2017	2016

Selling expenses	$118,560	$113,340
Administrative expenses	141,325	121,702
Distribution expenses	117,438	101,391
	$377,323	$336,433

Disclosure of classes of employee benefits expense	Employee benefit expenses:

	2017	2016

Salaries, wages and other short-term employee benefits	$504,366	$459,041
Share-based payments	16,065	15,756
Post-employment benefits	30,376	25,089
	$550,807	$499,886

Disclosure of finance lease and operating lease by lessor
As at December 31, 2017, the future minimum lease payments under non-cancellable leases were as follows:

December 31, 2017

Within 1 year	$22,862
Between 1 and 5 years	50,205
More than 5 years	46,703
$119,770